Oil And Gas Properties (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Oil And Gas Properties [Abstract]
Schedule Of Oil And Gas Properties
The following table sets forth information concerning the Company’s oil and gas properties (in thousands):

	June 30, 2020	December 31, 2019
Oil and gas properties	$6,687	$6,751
Unevaluated properties	—	—
Accumulated depreciation, depletion, and amortization	(2,642)	(2,366)
Oil and gas properties, net	$4,045	$4,385

The following table sets forth information concerning the Company’s oil and gas properties: (in thousands):

	December 31,
	2019	2018
Oil and gas properties	$6,751	$6,503
Unevaluated properties	—	23
Accumulated depreciation, depletion and amortization	(2,366)	(1,722)
Oil and gas properties, net	$4,385	$4,804